Activity that Occurred for Level Three Assets (Detail) - Significant Unobservable Inputs (Level 3) - Pension Benefits - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018	May 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period		$ 30,387	$ 30,673
Actual Return on Plan Assets For Assets Still Held at Reporting Date		(65)	1,096
Settlements	[1]	(1,874)	(1,382)
Balance at End of Period		$ 28,448	$ 30,387

[1]	Includes the impact of exchange rate changes during the year.